iShares®

iShares Trust

iShares, Inc.

Supplement dated July 9, 2012

to the Statements of Additional Information (“SAIs”) for

iShares Emerging Markets Local Currency Bond Fund, iShares Barclays 0-5 Year TIPS Bond Fund, iShares Barclays TIPS Bond Fund, iShares Floating Rate Note Fund, iShares Aaa – A Rated Corporate Bond Fund, iShares Barclays CMBS Bond Fund, iShares Barclays GNMA Bond Fund, iShares Barclays U.S. Treasury Bond Fund, iShares Financials Sector Bond Fund, iShares Industrials Sector Bond Fund and iShares Utilities Sector Bond Fund (each, a “Fund” and collectively, the “Funds”)

The following changes are made to the SAI of each Fund to reflect the name change in each Fund’s underlying index:

Fund Name	Current Underlying Index	New Underlying Index

iShares Emerging Markets Local Currency Bond Fund	Barclays Capital Emerging Markets Broad Local Currency Bond Index	Barclays Emerging Markets Broad Local Currency Bond Index

iShares Barclays 0-5 Year TIPS Bond Fund	Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)

iShares Barclays TIPS Bond Fund	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

iShares Floating Rate Note Fund	Barclays Capital US Floating Rate Note < 5 Years Index	Barclays US Floating Rate Note < 5 Years Index

iShares Aaa - A Rated Corporate Bond Fund	Barclays Capital U.S. Corporate Aaa – A Capped Index	Barclays U.S. Corporate Aaa – A Capped Index

iShares Barlcays CMBS Bond Fund	Barclays Capital U.S. CMBS (ERISA Only) Index	Barclays U.S. CMBS (ERISA Only) Index

iShares Barclays GNMA Bond Fund	Barclays Capital U.S. GNMA Bond Index	Barclays U.S. GNMA Bond Index

iShares Barclays U.S. Treasury Bond Fund	Barclays Capital U.S. Treasury Bond Index	Barclays U.S. Treasury Bond Index

iShares Financials Sector Bond Fund	Barclays Capital U.S. Financial Institutions Capped Bond Index	Barclays U.S. Financial Institutions Capped Bond Index

iShares Industrials Sector Bond Fund	Barclays Capital U.S. Industrial Bond Index	Barclays U.S. Industrial Bond Index

iShares Utilities Sector Bond Fund	Barclays Capital U.S. Utility Bond Index	Barclays U.S. Utility Bond Index

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-SU-16

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